UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07941
Merrimac Master Portfolio
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA			02117
(Address of principal executive offices)			(Zip code)
Susan C. Mosher, Secretary of the Merrimac Master Portfolio Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2004 is filed herewith.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Commercial Paper - 15.7%
Atlantic Asset Securitization Corporation	1.88%	10/01/04	$50,000,000	$50,000,000
Barton Capital Corporation	1.80	10/08/04	50,000,000	49,982,500
Caisse Nationale Des Caisses D’ Epangne	1.72	05/04/05	25,000,000	24,747,674
Credit Lyonnais NA	1.25	12/22/04	30,000,000	29,915,266
HBOS Treasury Services PLC	1.78	12/29/04	15,000,000	14,934,362
Preferred Receivables Funding Corporation	1.78	10/20/04	74,540,000	74,469,974
Rabobank USA Financial Corporation	1.87	10/01/04	75,000,000	75,000,000
State Street Corporation	1.86	10/01/04	75,000,000	75,000,000
UBS Finance	1.88	10/01/04	75,000,000	75,000,000
				469,049,776

Variable Rate Notes(*) - 24.4%
Bear Stearns Companies, Inc.	1.66	10/05/04	25,000,000	25,000,000
Beta Finance, Inc.	1.81	10/01/04	50,000,000	50,000,000
Canadian Imperial Bank of Commerce NY	1.77	10/01/04	50,000,000	50,000,467
Caterpillar Finance Services Corporation	1.98	12/01/04	10,000,000	10,000,000
Goldman Sachs Group, Inc., Promissory Note(+)	1.95 - 1.96	10/01/04	148,000,000	148,000,000
Household Finance Corporation	1.98	12/16/04	19,000,000	19,062,591
JP Morgan Chase Bank	1.83	10/19/04	100,000,000	100,000,000
K2 (USA) LLC	1.70 - 1.81	10/01/04	75,000,000	75,028,060
Links Securities LLC	1.83	10/01/04	75,000,000	75,000,000
Morgan Stanley, Dean Witter & Co.	1.89	10/01/04	50,000,000	50,000,000
	1.70	10/15/04	10,000,000	10,000,000
National City Bank of Indiana	1.78	10/01/04	50,000,000	49,998,608
Royal Bank of Canada	1.66	10/11/04	14,000,000	14,000,000
Westpac Banking Corporation	1.88	12/13/04	50,000,000	50,000,000
				726,089,726

Corporate Debt - 5.8%
Associates Corporation of North America	1.26	10/15/04	6,750,000	6,767,959
	1.39	02/15/05	9,079,000	9,292,022
Citigroup Commercial Credit	1.41	03/01/05	6,100,000	6,258,968
Credit Suisse First Boston USA, Inc.	1.36	03/01/05	10,000,000	10,275,835
Deutsche Bank NY	1.50	03/08/05	50,000,000	50,000,000
General Electric Capital Corporation	1.47	02/01/05	10,000,000	10,191,192
Goldman Sachs Group, Inc., Promissory Note(+)	1.50	01/24/05	20,000,000	20,000,000
Merrill Lynch & Co., Inc.	1.45	03/08/05	10,000,000	10,134,323
Sigma Finance Corporation	1.45	03/08/05	50,000,000	50,000,000
				172,920,299

U.S. Government Agency Fixed Rate Obligations - 10.9%
Federal Home Loan Bank	1.40	03/23/05	50,000,000	50,000,000
	1.30	04/19/05	100,000,000	100,000,000
Federal National Mortgage Association	1.38	02/14/05	25,000,000	25,000,000
	1.38	02/18/05	45,000,000	45,000,000
	1.36	03/04/05	23,000,000	22,999,806
	1.37	05/03/05	35,000,000	34,998,084
	1.65	05/16/05	35,000,000	35,000,000
	1.66	05/20/05	12,000,000	12,020,479
				325,018,369

Certificates Of Deposit - 6.9%
Canadian Imperial Bank of Commerce NY	1.41%	03/03/05	$25,000,000	$24,989,794
Credit Agricole Indosuez	1.50	05/04/05	50,000,000	50,000,000
HSBC USA, Inc.	1.56	04/22/05	20,000,000	20,000,000
Natexis Banque Populair	1.31	02/22/05	60,000,000	60,001,190
	1.27	03/07/05	50,000,000	49,997,847
				204,988,831

Time Deposits - 6.5%
Den Danske Bank	1.90	10/01/04	75,000,000	75,000,000
Suntrust Bank	1.94	10/01/04	42,000,000	42,000,000
Wells Fargo Bank	1.94	10/01/04	75,000,000	75,000,000
				192,000,000

Asset Backed Securities - 4.7%
BMW Owners Trust 2004-A A1	1.20	12/28/04	33,645,558	33,645,558
Chase Manhattan Auto Owner Trust 2004-A A1	1.08	11/01/04	5,704,950	5,704,950
CIT Equipment Collateral Trust 2004-VT1 A1	1.12	12/27/04	20,569,411	20,569,411
CNH Equipment Trust 2003-B A1	1.23	12/15/04	593,094	593,094
Daimler Chrysler Auto Trust 2004-A A1	1.07	10/01/04	3,737,800	3,737,800
John Deere Owner Trust 2004-A A1	1.27 - 1.35	02/10/05	33,283,594	33,282,620
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	1.57	10/12/04	36,055,011	36,055,011
USAA Auto Owner Trust 2004-1 A1	1.02	10/25/04	6,426,359	6,426,359
				140,014,803

Repurchase Agreements - 24.9%
Credit Suisse First Boston Putable Repurchase Agreement, dated 02/18/04, with a final maturity date of 03/14/05, interest receivable at September 30, 2004 of $1,155,000, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 7.625% and maturities ranging from 11/15/16 to 02/15/25, with an aggregate market value of $142,800,345.	1.32	10/07/04	140,000,000	140,000,000

Credit Suisse First Boston Putable Repurchase Agreement, dated 04/02/04, with a final maturity date of 05/02/05, interest receivable at September 30, 2004 of $736,458, collateralized by U.S. Treasury Obligations with rates ranging from 7.50% to 7.875% and maturities ranging from 02/15/21 to 11/15/24, with an aggregate market value of $102,000,634.	1.52	10/07/04	100,000,000	100,000,000

Deutsche Bank Putable Repurchase Agreement, dated 04/22/04, with a final maturity date of 05/24/05, interest receivable at September 30, 2004 of $707,222, collateralized by U.S. Government Agency Obligations with rates ranging from 4.335% to 6.00% and maturities ranging from 04/01/14 to 06/15/41, with an aggregate market value of $96,900,000.	1.68	10/07/04	95,000,000	95,000,000

Deutsche Bank Putable Repurchase Agreement, dated 05/03/04, with a final maturity date of 06/03/05, interest receivable at September 30, 2004 of $1,439,092, collateralized by U.S. Government Agency Obligations with rates ranging from 4.335% to 6.00% and maturities ranging from 04/01/14 to 06/15/41, with an aggregate market value of $193,800,000.	1.83	10/07/04	190,000,000	190,000,000

Goldman Sachs Repurchase Agreement, dated 09/30/04, with a maturity value of $217,011,393, collateralized by U.S. Government Agency Obligations with rates ranging from 5.50% to 6.00% and maturities ranging from 01/01/34 to 09/01/34, with an aggregate market value of $221,340,000.	1.89	10/01/04	217,000,000	217,000,000
				742,000,000

Total Investments, at Amortized Cost - 99.8%				2,972,081,804

Other assets and liabilities, net - 0.2%				7,363,530

Net Assets – 100.0%				$2,979,445,334

Notes to Schedule of Investments:

(*)       Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(+)       Illiquid security

Merrimac Prime Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Commercial Paper - 42.1%
Amstel Funding Corporation	1.81%	12/27/04	$7,021,000	$6,990,458
	1.89	01/31/05	5,000,000	4,968,314
Amsterdam Funding Corporation	1.60	10/05/04	25,000,000	24,995,556
Atlantic Asset Securitization Corporation	1.77	10/22/04	20,000,000	19,979,350
Barton Capital Corporation	1.80	10/08/04	16,367,000	16,361,272
Caisse Nationale Des Caisses	1.64	10/25/04	7,500,000	7,491,850
Ciesco	1.80	11/22/04	15,000,000	14,961,000
Crown Point Capital Corporation LLC	1.78	10/18/04	3,204,000	3,201,307
	1.93	01/20/05	7,654,000	7,608,924
	1.86	01/21/05	7,500,000	7,457,066
Delaware Funding	1.78	10/27/04	15,000,000	14,980,717
Depfa Bank PLC	1.58	10/05/04	5,600,000	5,599,017
	1.66	10/26/04	2,400,000	2,397,250
	1.72	11/19/04	12,000,000	11,972,070
Edison Asset Securitization	1.41	10/04/04	15,000,000	14,998,250
Eiffel Funding LLC	1.78	10/14/04	2,000,000	1,998,714
	1.68	10/27/04	5,000,000	4,993,970
	1.84	11/22/04	3,859,000	3,848,800
HBOS Treasury Services PLC	1.80	11/18/04	5,000,000	4,988,000
ING (US) Funding Corporation LLC	1.52	10/12/04	10,000,000	9,995,386
	1.79	11/08/04	4,400,000	4,391,686
JP Morgan Chase Bank	1.61	10/07/04	1,287,000	1,286,657
K2 (USA) LLC	1.93	02/23/05	5,000,000	4,961,535
Old Line Funding Corporation	1.67	10/27/04	15,000,000	14,981,908
Preferred Receivables Funding	1.78	10/14/04	6,094,000	6,090,083
Rabobank USA Financial Corporation	1.87	10/01/04	20,000,000	20,000,000
Regency Markets LLC	1.79	10/06/04	20,000,000	19,995,028
Sheffield Receivables Corporation	1.80	10/04/04	13,000,000	12,998,050
Sigma Finance Corporation	1.40	10/06/04	2,500,000	2,499,518
	1.93	02/10/05	10,000,000	9,929,967
Thunder Bay Funding LLC	1.65	10/13/04	20,000,000	19,989,000
	1.64	10/18/04	5,000,000	4,996,128
Variable Funding Capital Corp.	1.79	11/03/04	10,000,000	9,983,592
Yorktown Capital LLC	1.77	10/04/04	20,000,000	19,997,047
				341,887,470

Variable Rate Notes(*) - 24.6%
American Express Credit Corporation	1.76	10/18/04	15,000,000	15,005,184
Barclays Bank PLC NY	1.80	10/01/04	2,500,000	2,499,946
	1.76	10/08/04	2,200,000	2,199,815
	1.72	10/25/04	10,000,000	9,997,849
Bayerische Landesbank Girozentrale NY	1.74 - 1.77	12/17/04	11,500,000	11,501,622
Credit Agricole Indosuez	1.84	10/01/04	1,000,000	999,946
Credit Suisse First Boston USA, Inc.	1.60	10/14/04	2,000,000	2,002,706
General Electric Capital Corporation	1.94	10/01/04	10,000,000	10,011,436
	1.78	10/11/04	2,000,000	2,003,101
JP Morgan Chase Bank	1.69	11/22/04	4,500,000	4,508,706
	1.75	11/24/04	10,500,000	10,511,502
K2 (USA) LLC	1.92	10/01/04	15,000,000	15,003,005
Merrill Lynch & Co., Inc.	1.76 - 1.83	10/01/04	15,860,000	15,866,558
Morgan Stanley Dean Witter & Co.	1.96 - 1.97	12/13/04	7,000,000	7,004,936
National City Bank of Indiana	1.73	10/19/04	20,000,000	19,998,440
	1.82	10/29/04	5,000,000	4,999,966
Nationwide Building Society	1.92	12/28/04	2,500,000	2,499,747
Royal Bank of Canada	1.66	10/11/04	1,000,000	1,000,000
Royal Bank of Scotland NY	1.77	10/19/04	15,000,000	14,996,560
Sigma Finance Corporation	1.67	10/01/04	5,000,000	5,002,082
	1.76	10/12/04	7,500,000	7,499,950
Svenska Handelsbanken NY	1.67	10/13/04	5,000,000	4,999,828
Toyota Motor Credit Corporation	1.79	10/01/04	6,000,000	6,001,112
UBS Paine Webber Group, Inc.	2.09	10/13/04	4,750,000	4,751,136
US Bank NA	1.64 - 1.65	10/05/04	13,550,000	13,553,755
Wells Fargo Financial	1.86	12/13/04	5,375,000	5,381,714
				199,800,602

Corporate Debt - 5.7%
Associates Corporation of North America	1.26%	10/15/04	$3,250,000	$3,258,646
	2.14	06/15/05	8,839,000	9,114,174
Bank of America Corporation	2.18	05/12/05	2,000,000	2,059,552
	2.09 - 2.11	05/16/05	5,647,000	5,847,968
Bayerische Landesbank Girozentrale NY	1.87	01/14/05	4,395,000	4,422,904
Citifinancial Commercial Credit	2.13 - 2.14	06/01/05	2,880,000	2,962,488
General Electric Capital Corporation	1.87	01/28/05	2,516,000	2,535,198
Goldman Sachs Group LP	1.77	12/01/04	1,000,000	1,007,988
Salomon Smith Barney Holdings	2.13	06/15/05	1,600,000	1,645,842
Wells Fargo Financial	2.14	05/03/05	1,500,000	1,547,324
	2.14	06/01/05	1,160,000	1,195,095
	2.27	08/24/05	10,000,000	10,438,835
				46,036,014

U.S. Government Agency Fixed Rate Obligations - 2.8%
Federal Home Loan Bank	1.44	10/15/04	1,500,000	1,501,242
	1.40	03/23/05	10,000,000	10,000,000
	1.40	04/01/05	4,000,000	3,987,874
	1.62 - 1.90	04/15/05	3,500,000	3,553,744
Federal National Mortgage Association	1.81	01/07/05	1,200,000	1,194,120
	1.19	02/14/05	2,500,000	2,500,000
	1.99	02/25/05	500,000	498,840
				23,235,820

U.S. Government Agency Variable Rate Obligations(*) - 0.2%
Federal Farm Credit Bank	1.16	10/14/04	2,000,000	1,999,828

Supranational Bank Obligations - 2.7%
Inter-American Development Bank	1.28	10/20/04	5,000,000	5,013,440
International Bank of Reconstruction & Development	1.37	10/22/04	2,500,000	2,503,028
	1.81	01/10/05	10,000,000	10,059,470
	1.34 - 2.03	01/27/05	4,501,000	4,580,500
				22,156,438

Asset Backed Securities - 3.4%
BMW Owners Trust 2004-A A1	1.20	12/28/04	1,177,594	1,177,594
John Deere Owner Trust 2004-A A1	1.27	02/10/05	2,678,114	2,678,114
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	1.57	10/12/04	12,018,337	12,018,337
USAA Auto Owner Trust 2004-1 A1	1.02	10/25/04	714,040	714,040
USAA Auto Owner Trust 2004-2 A1	1.66	11/05/04	11,151,091	11,151,091
				27,739,176

Certificates Of Deposit - 0.5%
Canadian Imperial Bank of Commerce NY	1.39	11/22/04	2,500,000	2,499,964
Credit Agricole Indosuez	1.75	12/29/04	1,500,000	1,497,948
				3,997,912

Repurchase Agreements - 17.7%
Credit Suisse First Boston Putable Repurchase Agreement, dated 02/18/04, with a final maturity date of 03/14/05, interest receivable at Septmeber 30, 2004 of $82,500, collateralized by a U.S. Treasury Obligation with a rate of 0.00% and a maturity of 11/15/16, with an aggregate market value of $10,202,573.	1.32%	10/07/04	$10,000,000	$10,000,000

Credit Suisse First Boston Putable Repurchase Agreement, dated 04/02/04, with a final maturity date of 05/02/05, interest receivable at September 30, 2004 of $73,646, collateralized by U.S. Treasury Obligations with rates ranging from 7.50% to 7.625% and maturities ranging from 11/15/24 to 02/15/25, with an aggregate market value of $10,200,479.	1.52	10/07/04	10,000,000	10,000,000

Deutsche Bank Putable Repurchase Agreement, dated 04/22/04, with a final maturity date of 05/24/05, interest receivable at September 30, 2004 of $37,222, collateralized by a U.S. Government Agency Obligation with a rate of 5.50% and a maturity of 02/15/2033, with an aggregate market value of $5,100,000.	1.68	10/07/04	5,000,000	5,000,000

Deutsche Bank Putable Repurchase Agreement, dated 05/03/04, with a final maturity date of 06/03/05, interest receivable at September 30, 2004 of $75,742, collateralized by a U.S. Government Agency Obligation with a rate of 5.50% and a maturity of 02/15/2033, with an aggregate market value of $10,200,000.	1.83	10/07/04	10,000,000	10,000,000

Goldman Sachs Repurchase Agreement, dated 09/30/04, with a maturity value of $108,506,178, collateralized by a U.S. Government Agency Obligation with a rate of 6.00% and a maturity of 09/01/2034, with an aggregate market value of $102,510,001.	2.05	10/01/04	108,500,000	108,500,000
				143,500,000

			Shares
Mutual Funds - 0.0%
Federated Prime Obligations Fund			10,971	10,971
One Group Institutional Prime Money Market Fund			46,036	46,036
				57,007

Total Investments, at Amortized Cost - 99.7%				810,410,267

Other assets and liabilities, net - 0.3%				2,151,603

Net Assets - 100.0%				$812,561,870

Notes to Schedule of Investments:

(*)       Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

Merrimac Treasury Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Treasury Obligations - 96.1%
U.S. Treasury Bills	1.26 - 1.54%	10/07/04	$25,000,000	$24,994,368
	1.28	10/14/04	15,000,000	14,993,175
	1.34 - 1.36	10/21/04	25,000,000	24,981,595
	1.44 - 1.47	11/12/04	60,000,000	59,900,367
	1.47	11/18/04	25,000,000	24,951,933
	1.54	11/26/04	10,000,000	9,976,511
	1.58	12/02/04	10,000,000	9,973,306
	1.64	12/09/04	15,000,000	14,953,655
	1.56	12/16/04	30,000,000	29,903,100
	1.58	12/23/04	10,000,000	9,964,252
	1.70	12/30/04	40,000,000	39,833,000
	1.82	02/03/05	10,000,000	9,938,021
	1.84	02/10/05	15,000,000	14,901,110
				289,264,393

			Shares
Mutual Funds - 3.9%
Dreyfus Treasury Prime Cash Fund			449,642	449,643
Nations Treasury Reserves Money Market Fund			11,269,684	11,269,684
				11,719,327

Total Investments, at Amortized Cost - 100.0%				300,983,720

Other assets and liabilities, net - (0.0%)				(46,774)

Net Assets - 100.0%				$300,936,946

Merrimac Treasury Plus Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Repurchase Agreements - 100.0%
Bear Stearns Repurchase Agreement, dated 09/30/04, with a maturity value of $175,008,410, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 11.25% and maturities ranging from 10/07/04 to 11/15/28, with an aggregate market value of $181,451,708.	1.73%	10/01/04	$175,000,000	$175,000,000

Bear Stearns Repurchase Agreement, dated 09/30/04, with a maturity value of $325,016,792, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 7.00% and maturities ranging from 10/08/04 to 11/15/30, with an aggregate market value of $331,500,934.	1.86	10/01/04	325,000,000	325,000,000

Citigroup Repurchase Agreement, dated 09/30/04, with a maturity value of $300,014,583, collateralized by a U.S. Treasury Obligation with a rate of 1.125% and a maturity of 06/30/05, with an aggregate market value of $306,123,755.	1.75	10/01/04	300,000,000	300,000,000

First Union Bank Repurchase Agreement, dated 09/30/04, with a maturity value of $280,013,689, collateralized by U.S. Treasury Obligations with rates ranging from 0.00% to 8.875% and maturities ranging from 01/06/05 to 02/15/19, with an aggregate market value of $285,600,268.	1.76	10/01/04	280,000,000	280,000,000

JP Morgan Repurchase Agreement, dated 09/30/04, with a maturity value of $297,795,414, collateralized by U.S. Treasury Obligations with rates ranging from 1.75% to 3.625% and maturities ranging from 12/31/04 to 07/15/09, with an aggregate market value of $303,739,885.	1.73	10/01/04	297,781,104	297,781,104

Merrill Lynch Repurchase Agreement, dated 09/30/04, with a maturity value of $285,013,696, collateralized by U.S. Treasury Obligations with rates ranging from 2.75% to 10.375% and maturities ranging from 11/15/04 to 11/15/12, with an aggregate market value of $290,700,407.	1.73	10/01/04	285,000,000	285,000,000

Morgan Stanley Repurchase Agreement, dated 09/30/04, with a maturity value of $294,014,047, collateralized by U.S. Treasury Obligations with rates ranging from 6.25% to 7.625% and maturities ranging from 08/15/22 to 08/15/23, with an aggregate market value of $299,880,899.	1.72	10/01/04	294,000,000	294,000,000
				1,956,781,104

Total Investments, at Amortized Cost - 100.0%				1,956,781,104

Other assets and liabilities, net - (0.0%)				(216,854)

Net Assets - 100.0%				$1,956,564,250

Merrimac U.S. Government Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
U.S. Government Agency Fixed Rate Obligations - 37.2%
Federal Farm Credit Bank	1.40%	01/28/05	$10,000,000	$9,953,723
	1.14	02/15/05	4,083,000	4,065,288
Federal Home Loan Bank	1.57	10/29/04	50,000,000	49,939,332
	1.26	12/16/04	7,000,000	6,999,074
	1.40	03/23/05	40,000,000	40,000,000
	1.31	04/22/05	25,000,000	25,000,000
Federal National Mortgage Association	1.72	10/12/04	25,000,000	24,986,862
	1.58	10/27/04	25,000,000	24,971,652
	1.29	11/12/04	5,000,000	4,992,476
	1.63	11/22/04	25,000,000	24,941,500
	1.11 - 1.15	12/06/04	25,000,000	24,948,758
	1.83	01/19/05	30,000,000	29,834,084
	1.14 - 1.46	02/04/05	65,900,000	65,582,495
	1.38 - 1.50	02/14/05	52,500,000	52,500,000
	1.38	02/18/05	2,550,000	2,550,000
	1.34	03/04/05	2,000,000	1,999,983
	1.36	05/03/05	15,000,000	14,999,180
	1.93	05/20/05	10,000,000	10,017,065
	1.85	06/03/05	42,000,000	42,000,000
				460,281,472

U.S. Government Agency Variable Rate Obligations(*) - 44.9%
Federal Farm Credit Bank	1.56	10/01/04	25,000,000	24,998,322
	1.70	10/29/04	3,500,000	3,499,589
Federal Home Loan Bank	1.76 - 1.78	10/01/04	93,000,000	92,996,035
	1.76	10/25/04	31,145,000	31,142,705
	1.84 - 1.85	12/15/04	85,000,000	84,995,275
	1.90	12/30/04	25,000,000	24,999,439
Federal National Mortgage Association	1.73 - 1.76	10/01/04	172,500,000	172,491,597
	1.46	10/07/04	12,500,000	12,498,827
	1.76	10/28/04	50,000,000	49,999,179
	1.65	11/11/04	21,725,000	21,721,376
	1.90	12/15/04	36,500,000	36,499,278
				555,841,622

Supranational Bank Obligations - 0.4%
Inter-American Development Bank	1.28	10/20/04	5,000,000	5,013,440

Repurchase Agreements - 17.2%
Credit Suisse First Boston Putable Repurchase Agreement, dated 02/18/04, with a final maturity date of 03/14/05, interest receivable at September 30, 2004 of $123,750, collateralized by a U.S. Government Agency Obligation with a rate of 0.00% and a maturity of 01/03/05, with an aggregate market value of $15,301,562.	1.32	10/07/04	15,000,000	15,000,000

Credit Suisse First Boston Putable Repurchase Agreement, dated 04/02/04, with a final maturity date of 05/02/05, interest receivable at September 30, 2004 of $294,583, collateralized by a U.S. Government Agency Obligation with a rate of 0.00% and a maturity of 01/03/05, with an aggregate market value of $40,800,849.	1.52	10/07/04	40,000,000	40,000,000

Deutsche Bank Putable Repurchase Agreement, dated 05/03/04, with a final maturity date of 06/03/05, interest receivable at September 30, 2004 of $378,708, collateralized by U.S. Government Agency Obligations with rates ranging from 0.00% to 6.00% and maturities ranging from 02/01/32 to 05/15/34, with an aggregate market value of $51,000,000.	1.83	10/07/04	50,000,000	50,000,000

Goldman Sachs Repurchase Agreement, dated 09/30/04, with a maturity value of $108,005,670, collateralized by U.S. Government Agency Obligations with rates of 6.00% and maturities ranging from 05/01/33 to 09/01/34, with an aggregate market value of $110,160,000.	1.89	10/01/04	108,000,000	108,000,000
				213,000,000

	Shares
Mutual Funds - 0.1%
Federated Government Obligation Money Market Fund	701,985	$701,985
Goldman Sachs Financial Square Government Fund	246,106	246,106
		948,091

Total Investments, at Amortized Cost - 99.8%		1,235,084,625

Other assets and liabilities, net - 0.2%		2,088,969

Net Assets - 100.0%		$1,237,173,594

Notes to Schedule of Investments:

(*)       Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

Merrimac Municipal Portfolio

Schedule of Investments - September 30, 2004 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value
Variable Rate Demand Notes(*) - 73.1%
Alaska - 3.9%
Valdez Marine Terminal, BP Pipelines, Inc. Project	1.74%	10/01/04	$3,550,000	$3,550,000
Valdez Marine Terminal, Exxon Pipeline Co. Project	1.61	10/01/04	3,000,000	3,000,000
Valdez, BP Pipelines, Inc., Exxon Mobil Corporation	1.74	10/01/04	4,500,000	4,500,000
				11,050,000

California - 1.5%
California State Department of Water Resources, LOC: BNP Paribas	1.80	10/01/04	4,235,000	4,235,000

Colorado - 2.6%
Colorado Housing & Finance Authority, Insurer: FNMA	1.68	10/06/04	7,500,000	7,500,000
				7,500,000

Connecticut - 5.4%
Connecticut State	1.65	10/07/04	13,300,000	13,300,000
Connecticut State Health & Educational Facilities Authority, Yale University	1.65	10/01/04	100,000	100,000
	1.59	10/06/04	650,000	650,000
	1.60	10/07/04	350,000	350,000
Connecticut State Health & Educational Facilities Authority, Yale University, LOC: Dexia Credit Local de France	1.65	10/01/04	1,200,000	1,200,000
				15,600,000

Illinois - 6.2%
Chicago O’Hare International Airport, LOC: Societe Generale	1.61	10/06/04	3,405,000	3,405,000
Illinois Health Facilities Authority, Resurrection Healthcare Corporation, LOC: Bank One NA Illinois, Insurer: FSA	1.74	10/01/04	900,000	900,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, LOC: Northern Trust Company	1.71	10/06/04	12,000,000	12,000,000
Illinois Health Facilities Authority, Rush Presbyterian Hospital - St. Luke’s Medical Center, SPA: Bank One NA, Insurer: MBIA	1.71	10/06/04	1,500,000	1,500,000
				17,805,000

Indiana - 4.2%
Indiana State Educational Facilities Authority, University of Notre Dame Du Lac, LOC: Bank of America NA	1.64	10/07/04	12,000,000	12,000,000

Kentucky - 0.3%
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Insurer: MBIA	1.74	10/01/04	900,000	900,000

Massachusetts - 5.9%
Boston Water and Sewer Commission, LOC: State Street Bank & Trust Co.	1.59	10/07/04	5,550,000	5,550,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, LOC: State Street Bank & Trust Co., Insurer: MBIA	1.74	10/01/04	6,225,000	6,225,000
Massachusetts State, Central Artery Project, LOC: Landesbank Baden	1.74	10/01/04	5,050,000	5,050,000
Massachusetts State, LOC: Landesbank Hessen-Thueringen Girozentrale	1.73	10/07/04	100,000	100,000
				16,925,000

Michigan - 3.0%
Detroit Water Supply Systems, Insurer: FGIC	1.70	10/06/04	6,000,000	6,000,000
Michigan State Housing Development Authority, Insurer: MBIA	1.68	10/07/04	2,700,000	2,700,000
				8,700,000

Minnesota - 0.3%
Hennepin County, LOC: Landesbank Hessen-Thueringen Girozentrale	1.56%	10/07/04	$65,000	$65,000
Minneapolis, LOC: Dexia Credit Local de France	1.56	10/07/04	155,000	155,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	1.60	10/06/04	500,000	500,000
				720,000

Mississippi - 1.6%
Jackson County Port Facility, Chevron Corporation	1.74	10/01/04	4,720,000	4,720,000

Missouri - 2.8%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: Bank One NA	1.71	10/07/04	7,700,000	7,700,000
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	1.74	10/01/04	250,000	250,000
				7,950,000

Nevada - 0.0%
Clark County School District, SPA: State Street Bank & Trust Co., Insurer: FSA	1.65	10/01/04	5,000	5,000

New Jersey - 0.7%
New Jersey Economic Development Authority, United Water, Inc., SPA: Bank of New York, Insurer: AMBAC	1.73	10/01/04	2,110,000	2,110,000

New Mexico - 0.0%
Hurley Pollution Control Revenue Bond, British Petroleum Company	1.74	10/01/04	50,000	50,000

New York - 14.9%
New York City Housing Development Corporation Multifamily Revenue Bond, RBNB Wall Street Owner, LOC: HSBC Direct Pay	1.70	10/06/04	15,000,000	15,000,000
New York City, LOC: State Street Bank & Trust Co.	1.72	10/01/04	1,300,000	1,300,000
New York City, LOC: Toronto Dominion Bank	1.69	10/06/04	5,000,000	5,000,000
New York State Dormitory Authority Revenue Bond, LOC: Dexia Credit Local de France, Insurer: FSA	1.68	10/07/04	10,000,000	10,000,000
New York State Housing Finance Agency, Normandie CT I, LOC: Landesbank Hessen-Thueringen Girozentrale	1.69	10/06/04	900,000	900,000
New York State Local Government Assistance Corporation Tax Revenue Bond, LOC: Societe Generale	1.66	10/06/04	10,480,000	10,480,000
				42,680,000

North Carolina - 1.9%
North Carolina State, LOC: Landesbank Hessen-Thueringen Girozentrale	1.67	10/06/04	5,500,000	5,500,000

Ohio -1.4%
Cleveland Income Tax Revenue Bond, SPA: Toronto Dominion Bank, Insurer: AMBAC	1.61	10/06/04	3,915,000	3,915,000

Pennsylvania - 0.8%
Delaware County Industrial Development Authority, General Electric Capital Corporation	1.67	10/06/04	900,000	900,000
Delaware County Industrial Development Authority, Resource Recovery Facility, General Electric Capital Corporation	1.67	10/06/04	1,400,000	1,400,000
Lehigh County Industrial Development Authority Pollution Control Revenue Bond, Allegheny Electric Cooperative, Inc., LOC: Rabobank Nederland	1.60	10/06/04	90,000	90,000
				2,390,000

Texas - 4.4%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	1.75	10/01/04	3,795,000	3,795,000
Port of Port Arthur Navigation District Pollution Control Revenue Bond, Texaco, Inc.	1.74	10/01/04	4,600,000	4,600,000
Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Landesbank Hessen-Thueringen Girozentrale	1.74	10/01/04	4,185,000	4,185,000
				12,580,000

Virginia - 0.5%
Peninsula Port Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	1.73%	10/01/04	$1,300,000	$1,300,000

Washington - 6.4%
Washington State Public Power Supply System, LOC: Bank of America NA	1.70	10/06/04	9,425,000	9,425,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	1.70	10/06/04	1,800,000	1,800,000
Washington State, LOC: Landesbank Hessen-Thueringen Girozentrale	1.60	10/06/04	7,100,000	7,100,000
				18,325,000

West Virginia - 4.3%
Marshall County Pollution Control Revenue Bond, Ohio Power Co., LOC: Royal Bank of Scotland	1.74	10/01/04	12,440,000	12,440,000

Wyoming - 0.1%
Lincoln County Pollution Control Revenue Bond, Exxon Mobil Corporation	1.67	10/01/04	300,000	300,000
Sublette County Pollution Control Revenue Bond, Exxon Mobil Corporation	1.67	10/01/04	65,000	65,000
				365,000
				209,765,000

Fixed Rate Demand Notes - 29.0%
Alaska–0.5%
Alaska State Housing Finance Corporation, SPA: Dexia Credit Local de France, Insurer: FSA	1.17	12/01/04	1,500,000	1,500,000

Arizona - 3.2%
Salt River Project, Agricultural Improvement & Power District	1.32	10/07/04	9,085,000	9,085,000

Colorado - 5.3%
Colorado State General Fund Revenue Bond	1.57	06/27/05	15,000,000	15,156,146

District of Columbia - 1.1%
District of Columbia, American National Red Cross, LOC: Bank One NA	1.32	10/07/04	3,000,000	3,000,000

Florida - 2.1%
Jacksonville Electric Authority	1.09	10/06/04	6,000,000	6,000,000

Nebraska - 8.5%
Lincoln Electric System	1.30	10/06/04	4,000,000	4,000,000
	1.35	10/07/04	5,700,000	5,700,000
Omaha Public Power District	1.30	10/01/04	14,800,000	14,800,000
				24,500,000

New Jersey - 2.6%
New Jersey State Tax & Revenue Anticipation Notes	1.50	06/24/05	7,500,000	7,581,000

Texas - 2.1%
Austin, LOC: Chase, Bayerische Landesbank, State Street Bank & Trust Co.	1.30	10/13/04	2,000,000	2,000,000
Texas State Tax & Revenue Anticipation Notes	1.57	08/31/05	4,000,000	4,051,500
				6,051,500

Utah - 0.8%
Intermountain Power Agency Power Supply Revenue Bond, SPA: JP Morgan Chase Bank, Insurer: AMBAC	1.30	10/13/04	2,300,000	2,300,000

Wisconsin - 2.8%
Wisconsin State	1.30	10/06/04	6,000,000	6,000,000
	1.30	10/13/04	2,000,000	2,000,000
				8,000,000
				83,173,646

	Shares
Mutual Funds - 0.0%
Goldman Sachs Financial Square Tax Free Money Market Fund	52,138	52,138
SEI Tax-Exempt Institutional Money Market Fund	35,200	35,200
		87,338

Total Investments, at Amortized Cost - 102.1%		293,025,984

Other assets and liabilities, net - (2.1%)		(6,020,657)

Net Assets - 100.0%		$287,005,327

Notes to Schedule of Investments:

Acronyms

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corp.

SPA - Standby Purchase Agreement

(*)       Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

Merrimac Master Portfolio

Notes to the Schedule of Investments

September 30, 2004 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”), the Merrimac Prime Portfolio (the “Prime Portfolio”), the Merrimac Treasury Portfolio (the “Treasury Portfolio”), the Merrimac Treasury Plus Portfolio (the “Treasury Plus Portfolio”), the Merrimac U.S. Government Portfolio (the “Government Portfolio”), and the Merrimac Municipal Portfolio (the “Municipal Portfolio”), collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

C.  Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral. The Treasury Portfolio does not invest in repurchase agreements.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Master Portfolio

	By:	/s/ Paul J. Jasinski, President and Principal Executive Officer
Paul J. Jasinski, President and Principal Executive Officer

Date	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Paul J. Jasinski, President and Principal Executive Officer
Paul J. Jasinski, President and Principal Executive Officer

Date	November 23, 2004

	By:	/s/ John F. Pyne, Treasurer and Principal Financial Officer
John F. Pyne, Treasurer and Principal Financial Officer

Date	November 23, 2004